Investments in Joint Operations - Information of Assets and Liabilities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint operations [line items]
Noncurrent assets	$ 1,595,656	$ 1,263,868	$ 785,601
Current assets	327,569	309,421	208,415
Total assets	1,923,225	1,573,289	994,016
Noncurrent liabilities	869,161	710,318	452,690
Current liabilities	370,669	314,872	178,969
Total liabilities	1,239,830	1,025,190	631,659
Exploration expenses	5,846	6,841	5,466
Joint Ventures [member]
Disclosure of joint operations [line items]
Noncurrent assets	282,381	221,219	130,272
Current assets	6,122	8,723	4,024
Total assets	288,503	229,942	134,296
Noncurrent liabilities	21,136	17,754	11,484
Current liabilities	21,574	27,641	9,695
Total liabilities	42,710	45,395	21,179
Production cost	87,322	70,552	39,713
Exploration expenses	$ 265	$ 123	$ 242